Offerings	Dec. 04, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	62,727,272
Proposed Maximum Offering Price per Unit	27.50
Maximum Aggregate Offering Price	$ 1,724,999,980
Fee Rate	0.01381%
Amount of Registration Fee	$ 238,222.5
Offering Note	The filing fee is calculated in accordance with 457(o) and 457(r) of the Securities Act of 1933, as amended (the “Act”). In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-289046 filed on July 29, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Offering Note	Assumes exercise in full of the underwriters’ option to purchase 8,181,818 additional shares.